CONSOLIDATED STATEMENTS OF EQUITY (USD $) In Thousands, except Share data, unless otherwise specified	Total	Common stock	Treasury Shares	Additional paid-in capital	Deficit	Accumulated other comprehensive income (loss)	Non-controlling interest (deficit)
Balance at Dec. 31, 2008	$ 357,448	$ 325,893	$ (1,487)	$ 12,518	$ 21,273	$ (749)
Balance (in shares) at Dec. 31, 2008		31,031,954	121,022
Increase (Decrease) in Stockholders' Equity
Acquisition of non-controlling interest (note 5)	13,357						13,357
Exercise of Wavecom S.A. stock options	4,148			(2,751)		166	6,733
Subsequent tender offer and squeeze-out of Wavecom S.A. (note 5)	(19,569)			(1,647)		(93)	(17,829)
Purchase of Wavecom S.A. shares				(1,568)		31	1,537
Stock option exercises (note 23)	96	150		(54)
Stock option exercises (note 23) (in shares)		16,953
Stock-based compensation (note 23)	8,097			8,097
Purchase of treasury shares for RSU distribution	(6,417)		(6,417)
Purchase of treasury shares for RSU distribution (in shares)			1,141,388
Distribution of vested RSUs			1,462	(1,462)
Distribution of vested RSUs (in shares)			(175,758)
Net loss	(41,202)				(39,899)		(1,303)
Reclassification adjustment for realized loss on investments	21					21
Foreign currency translation adjustments, net of tax	617					587	30
Balance at Dec. 31, 2009	316,596	326,043	(6,442)	13,133	(18,626)	(37)	2,525
Balance (in shares) at Dec. 31, 2009		31,048,907	1,086,652
Increase (Decrease) in Stockholders' Equity
Purchase of Wavecom S.A. shares	(1,553)			(229)		32	(1,356)
Stock option tax benefit for U.S. employees	151			151
Stock option exercises (note 23)	1,074	1,625		(551)
Stock option exercises (note 23) (in shares)		173,879
Stock-based compensation (note 23)	6,956			6,956
Distribution of vested RSUs			2,534	(2,534)
Distribution of vested RSUs (in shares)			(443,610)
Net loss	(14,799)				(14,541)		(258)
Foreign currency translation adjustments, net of tax	(5,238)					(5,466)	228
Balance at Dec. 31, 2010	303,187	327,668	(3,908)	16,926	(33,167)	(5,471)	1,139
Balance (in shares) at Dec. 31, 2010	31,222,786	31,222,786	643,042
Increase (Decrease) in Stockholders' Equity
Purchase of Wavecom S.A. shares	(1,787)			(796)		42	(1,033)
Stock option exercises (note 23)	519	772		(253)
Stock option exercises (note 23) (in shares)		83,906
Stock-based compensation (note 23)	6,449			6,449
Purchase of treasury shares for RSU distribution	(4,472)		(4,472)
Purchase of treasury shares for RSU distribution (in shares)			613,638
Distribution of vested RSUs			2,239	(2,239)
Distribution of vested RSUs (in shares)			(379,121)
Net loss	(29,372)				(29,315)		(57)
Foreign currency translation adjustments, net of tax	(2,620)					(2,571)	(49)
Balance at Dec. 31, 2011	$ 271,904	$ 328,440	$ (6,141)	$ 20,087	$ (62,482)	$ (8,000)
Balance (in shares) at Dec. 31, 2011	31,306,692	31,306,692	877,559